BASIS OF PRESENTATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liabilities recorded at fair value on recurring basis (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Level 3
Liabilities
Contingent consideration liability recorded for business combinations	$ 1,346,000
Fair Value, Measurements, Recurring Basis | Total
Liabilities
Contingent consideration liability recorded for business combinations	1,346,000
Fair Value, Measurements, Recurring Basis | Fair Value Measurements Level 1
Liabilities
Contingent consideration liability recorded for business combinations
Fair Value, Measurements, Recurring Basis | Fair Value Measurements Level 2
Liabilities
Contingent consideration liability recorded for business combinations
Fair Value, Measurements, Recurring Basis | Fair Value Measurements Level 3
Liabilities
Contingent consideration liability recorded for business combinations	$ 1,346,000